Staff Expenses - Summary of Changes in Option Rights Outstanding (Detail)	12 Months Ended
	Dec. 31, 2018 EUR (€) shares	Dec. 31, 2017 EUR (€) shares	Dec. 31, 2016 EUR (€) shares
Changes in option rights outstanding [abstract]
Options outstanding, Opening balance | shares	15,141,980	25,574,912	37,311,131
Options outstanding, Exercised | shares	(827,755)	(2,216,764)	(1,583,072)
Options outstanding, Forfeited | shares	(89,816)	(168,007)	(244,959)
Options outstanding, Expired | shares	(9,100,556)	(8,048,161)	(9,908,188)
Options outstanding, Closing balance | shares	5,123,853	15,141,980	25,574,912
Weighted average exercise price, Opening balance | €	€ 12.36	€ 15.53	€ 17.54
Weighted average exercise price, Exercised | €	5.91	5.89	5.4
Weighted average exercise price, Forfeited | €	8.09	14.26	16.89
Weighted average exercise price, Expired | €	16.75	24.18	24.67
Weighted average exercise price, Closing balance | €	€ 5.69	€ 12.36	€ 15.53